Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill were as follows:

Total
RMB
Balance as of March 31, 2019
Goodwill	494
Accumulated impairment loss	—

494

Transaction during the year
Additions (Note 3)	39,690

Balance as of March 31, 2020
Goodwill	40,184
Accumulated impairment loss	—

40,184

Transaction during the year
Additions	—

Balance as of March 31, 2021
Goodwill	40,184
Accumulated impairment loss	—

40,184